Long Term Payable (Details)				1 Months Ended		6 Months Ended				12 Months Ended
	Oct. 14, 2024 USD ($)	Oct. 14, 2024 CNY (¥)	Nov. 04, 2022 USD ($)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 CNY (¥)
Ronghe [Member]
Debt Instrument [Line Items]
Loan amount			$ 5,583,785													¥ 40,000,000
Prime rate			1.55%
Repaid amount						$ 888,226	¥ 6,441,949	$ 942,510	¥ 6,800,211
Outstanding loans						850,925						$ 1,658,984
Current portion of loans payable						850,925						1,658,984
Loans payable non-current portion
Property plant and equipment original cost						6,689,053					¥ 47,917,699
Zhongguancun [Member]
Debt Instrument [Line Items]
Loan amount														$ 2,791,892	¥ 20,000,000
Repaid amount						371,505	2,694,379	747,868	5,395,866
Outstanding loans												363,525
Current portion of loans payable												363,525
Loans payable non-current portion
Property plant and equipment original cost												2,919,955	¥ 20,917,392
Long-term facility (in Yuan Renminbi) | ¥										¥ 20,000,000
Zhongguancun [Member] | Sale and Leaseback Contract [Member]
Debt Instrument [Line Items]
Interest rate														9.61%	9.61%
Guomao [Member]
Debt Instrument [Line Items]
Repaid amount						552,397	4,006,314	$ 555,276	¥ 4,006,314
Outstanding loans						366,128						879,062
Current portion of loans payable						366,128						879,062
Loans payable non-current portion
Property plant and equipment original cost						2,093,919					15,000,000
Proceeds from sale of machine				$ 2,093,919	¥ 15,000,000
Guomao [Member] | Sale and Leaseback Contract [Member]
Debt Instrument [Line Items]
Debt interest rate percentage				9.13%	9.13%
Risheng [Member]
Debt Instrument [Line Items]
Repaid amount						208,477	¥ 1,512,000
Outstanding loans						575,048						733,281
Current portion of loans payable						317,856						329,555
Loans payable non-current portion						257,192						$ 403,726
Property plant and equipment original cost						$ 1,060,919					¥ 7,600,000
Proceeds from sale of machine	$ 837,568	¥ 6,000,000
Risheng [Member] | Sale and Leaseback Contract [Member]
Debt Instrument [Line Items]
Debt interest rate percentage	12.15%	12.15%